Summary of significant accounting policies (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Total non-controlling interests	$ (78,727)	¥ (573,349)	¥ (823,251)
Ocean H K [Member]
Defined Benefit Plan Disclosure [Line Items]
Total non-controlling interests	$ (78,727)	¥ (573,349)	¥ (823,251)